Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accrued Liabilities, Current [Abstract]
Accrued natural gas purchases	$ 531	$ 186
Interest costs and related debt fees	7	7
Liquefaction Project costs	43	76
Other	50	49
Total accrued liabilities	$ 631	$ 318